Changes in Inventories of Finished Goods and Work in Progress (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Increase in Inventories of Finished Goods and Work in Progress
The increase in inventories of finished goods and work in progress primarily results from the Space terminals, and Air terminals currently in the production phase. Changes in inventories are as follows:

Changes in Inventories of Finished Goods and Work in Progress	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Increase in inventories of work in progress	414	757	272
Increase in inventories of finished goods	616	0	0
Write-downs	(462)	(120)	0
Total changes in inventories	568	637	272